Annual Total Returns - Freedom 2030 Portfolio [BarChart] - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-09 - Freedom 2030 Portfolio - VIP Freedom 2030 Portfolio-Initial VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(2.60%)
Annual Return 2012	15.58%
Annual Return 2013	21.66%
Annual Return 2014	4.96%
Annual Return 2015	(0.24%)
Annual Return 2016	6.61%
Annual Return 2017	20.96%
Annual Return 2018	(7.78%)
Annual Return 2019	24.43%
Annual Return 2020	16.89%